SEI Institutional International Trust

Statement of Certification

Pursuant to Rule 497(j)

SEI Institutional International Trust (the “Trust”) hereby certifies that, to the best of its knowledge, the form of Prospectuses dated January 31, 2023, that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 80 to the Trust’s Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), which was filed electronically on January 27, 2023 (Accession No. 0001104659-23-007584).

SEI Institutional International Trust

By:	/s/ Katherine Mason
Katherine Mason

Title:	Vice President and Assistant Secretary

Date:	February 3, 2023